Business combinations and other significant transactions - Balance sheet values at the acquisition date of the business combinations (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2020
Business combinations and other significant transactions
Cash and cash equivalents	€ 31
Current financial assets	11
Other current assets	147	€ 15
Current assets	189
Property, plant and equipement	1,472
Goodwill	482
Other non-current assets	509
Non-current assets	2,463	193
TOTAL ASSETS	2,652
Current financial liabilities	86
Other current liabilities	171
Current liabilities	257
Non-current financial liabilities	497
Provisions	14
Deferred tax liabilities	78
Other non-current liabilities	103
Non-current liabilities	692
TOTAL LIABILITIES	949
Equity attributable to Eni	1,688
Non-controlling interests	(15)	€ (15)
TOTAL EQUITY	1,703
TOTAL LIABILITIES AND EQUITY	2,652
SKGR Energy Single Member SA
Business combinations and other significant transactions
Goodwill	52
Non-current assets	52
TOTAL ASSETS	52
Non-current financial liabilities	1
Non-current liabilities	1
TOTAL LIABILITIES	1
Equity attributable to Eni	51
TOTAL EQUITY	51
TOTAL LIABILITIES AND EQUITY	52
Corazon I / Guajillo
Business combinations and other significant transactions
Cash and cash equivalents	2
Other current assets	1
Current assets	3
Property, plant and equipement	189
Other non-current assets	45
Non-current assets	234
TOTAL ASSETS	237
Current financial liabilities	3
Other current liabilities	1
Current liabilities	4
Non-current financial liabilities	87
Provisions	7
Other non-current liabilities	3
Non-current liabilities	97
TOTAL LIABILITIES	101
Equity attributable to Eni	121
Non-controlling interests	(15)
TOTAL EQUITY	136
TOTAL LIABILITIES AND EQUITY	237
Energia Eolica Boreas SLU
Business combinations and other significant transactions
Cash and cash equivalents	12
Other current assets	1
Current assets	13
Property, plant and equipement	100
Goodwill	18
Other non-current assets	157
Non-current assets	275
TOTAL ASSETS	288
Current financial liabilities	4
Current liabilities	4
Non-current financial liabilities	67
Deferred tax liabilities	15
Other non-current liabilities	99
Non-current liabilities	181
TOTAL LIABILITIES	185
Equity attributable to Eni	103
TOTAL EQUITY	103
TOTAL LIABILITIES AND EQUITY	288
Export LNG Ltd
Business combinations and other significant transactions
Property, plant and equipement	650
Non-current assets	650
TOTAL ASSETS	650
Other current liabilities	3
Current liabilities	3
TOTAL LIABILITIES	3
Equity attributable to Eni	647
TOTAL EQUITY	647
TOTAL LIABILITIES AND EQUITY	650
PLT Energia Srl and SEF Srl
Business combinations and other significant transactions
Cash and cash equivalents	17
Current financial assets	11
Other current assets	145
Current assets	173
Property, plant and equipement	532
Goodwill	412
Other non-current assets	288
Non-current assets	1,232
TOTAL ASSETS	1,405
Current financial liabilities	79
Other current liabilities	166
Current liabilities	245
Non-current financial liabilities	339
Provisions	7
Deferred tax liabilities	63
Other non-current liabilities	1
Non-current liabilities	410
TOTAL LIABILITIES	655
Equity attributable to Eni	750
TOTAL EQUITY	750
TOTAL LIABILITIES AND EQUITY	1,405
Other Acquisitions And Businesses
Business combinations and other significant transactions
Property, plant and equipement	1
Other non-current assets	19
Non-current assets	20
TOTAL ASSETS	20
Other current liabilities	1
Current liabilities	1
Non-current financial liabilities	3
Non-current liabilities	3
TOTAL LIABILITIES	4
Equity attributable to Eni	16
TOTAL EQUITY	16
TOTAL LIABILITIES AND EQUITY	€ 20